CONVERTIBLE NOTES (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended	9 Months Ended
	Aug. 19, 2025	Feb. 17, 2025	Sep. 27, 2024	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 22, 2025	Aug. 18, 2025	Feb. 13, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 30, 2024	Oct. 02, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of convertible debt							$ 3,032,645
Convertible Notes				$ 4,739,965		$ 4,739,965	4,739,965
Debt discount amortized							2,021,209
Principal balance amount			$ 1,066,391	9,687,500		9,687,500	$ 9,687,500				$ 31,250	$ 31,250	279,878	$ 40,625	$ 62,500
Maturity date			Dec. 10, 2025
Conversion of stock description							August 2025 Notes may not be converted and shares of Common Stock may not be issued under Notes if, after giving effect to the conversion or issuance, such Purchaser (together with its affiliates, if any) would beneficially own in excess of 4.99% of our outstanding shares of our Common Stock, which we refer to herein as the “Note Blocker”. The Note Blocker may be raised or lowered to any other percentage not in excess of 9.99% at the option of the applicable Purchaser of Notes, except that any raise will only be effective upon 61-days’ prior notice to us.
Initial recognition derivative liability							$ 4,101,583
Debt issuance cost				907,500		907,500	907,500
Amortized debt discount						1,003,157	1,003,157
Convertible notes				3,744,075		3,744,075	3,744,075
Net of unamortized debt discount			$ 213,278	5,943,425		5,943,425	5,943,425				$ 6,250	$ 6,250	$ 46,646	$ 8,125	$ 12,500
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Repayment of convertible debt				3,032,645	$ 3,032,645
Convertible Notes				995,891		995,891	995,891
Debt discount amortized						363,567	637,606
Change in fair value of derivatives						146,490	$ 196,980
Securities Purchase Agreement [Member] | Cobra Alternative Capital Strategies LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate effective percentage		20.00%
Aggregate principal amount		$ 3,750,000
Conversion price per share		92.50%
Floor price per share		4.00%
Commitment fee shares to investors		2,106,527
August Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal balance amount	$ 9,687,500
August Securities Purchase Agreement [Member] | August Twenty Twenty Five Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument interest rate effective percentage										20.00%
Principal balance amount	9,687,500
Subscription price	$ 7,750,000
Maturity date	Feb. 19, 2026
Original issues discount	$ 1,937,500
Debt convertible shares							147,177,424
August Securities Purchase Agreement [Member] | First Tranche [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription price	$ 4,500,000
August Securities Purchase Agreement [Member] | Second Tranche [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription price									$ 1,000,000
August Securities Purchase Agreement [Member] | Third Tranche [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Subscription price				$ 2,250,000		$ 2,250,000	$ 2,250,000